Segments - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 20,080,135	¥ 136,763,790	¥ 188,240,855
Operating Segments [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	20,080,135	136,763,790	188,240,855
Mainland PRC revenues [Member] | Operating Segments [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	10,911,501	74,317,144	142,929,032
Hong Kong revenues [Member] | Operating Segments [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	9,168,634	62,446,646	45,311,823
International revenues [Member] | Operating Segments [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues